CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets, Current [Abstract]
Cash	$ 14,050,000	$ 6,003,000	$ 2,352,000
Accounts receivable, net	35,730,000	29,929,000	28,998,000
Inventories, net	11,441,000	5,034,000	3,281,000
Prepaid expenses and other current assets	3,231,000	4,553,000	4,381,000
Investments - equity securities, at fair value	1,137,000	888,000	1,143,000
Total current assets	65,589,000	46,408,000	40,155,000
Property, plant and equipment, net	70,596,000	65,800,000	44,154,000
Operating lease right-of-use asset	18,296,000	18,786,000	20,037,000
Goodwill	2,556,000	0
Intangible assets, net	8,058,000	216,000	263,000
Deferred financing costs, net	864,000	409,000	226,000
Deposits and other long-term assets	992,000	879,000	383,000
Total assets	166,951,000	132,498,000	105,218,000
Current liabilities
Accounts payable	16,736,000	7,751,000	7,281,000
Accrued expenses and other current liabilities	8,442,000	10,579,000	7,299,000
Current portion of operating lease liabilities	3,965,000	3,958,000	3,311,000
Current maturities of long-term debt	5,000,000	0
Revolving line of credit		0	18,349,000
Total current liabilities	34,143,000	22,289,000	36,240,000
Operating lease liabilities, less current portion	14,402,000	14,893,000	16,691,000
Long-term debt	20,000,000	0
Deferred tax liabilities, net	6,893,000	6,627,000	3,185,000
Total liabilities	75,438,000	43,809,000	56,116,000
Commitments and contingencies (See Note 15)
Redeemable convertible preferred stock
Series A redeemable convertible preferred stock*, par value $0.01; nil shares and 30,000,000 shares authorized at December 31, 2023 and December 31, 2022, respectively; nil shares and 6,719,641 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively		0	17,878,000
Shareholders' equity
Common stock, $0.0001 par value, shares authorized 500,000,000 as of March 31, 2024 and December 31, 2023, 29,768,568 issued and outstanding as of March 31, 2024 and December 31, 2023	3,000	3,000	1,000
Preferred stock, par value $0.0001; 10,000,000 and nil shares authorized at December 31, 2023 and December 31, 2022, respectively; nil shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively		0	0
Additional paid-in-capital	95,426,000	95,218,000	52,388,000
Accumulated deficit	(3,180,000)	(6,306,000)	(21,054,000)
Less treasury stock, at cost; nil shares at December 31, 2023 and December 31, 2022		0	0
Accumulated other comprehensive loss	(736,000)	(225,000)	(111,000)
Total shareholders' equity	91,513,000	88,690,000	31,224,000
Total liabilities and shareholders' equity	$ 166,951,000	$ 132,498,000	$ 105,218,000